Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 5,511,549	$ 5,278,521	$ 4,662,572
Israel Government Authorities (1,2)
Disaggregation of Revenue [Line Items]
Revenue	998,123	1,114,048
US Government (2)
Disaggregation of Revenue [Line Items]
Revenue	1,041,843	1,115,914
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	2,933,560	2,540,795
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	538,023	507,764
Over time
Disaggregation of Revenue [Line Items]
Revenue	3,478,768	3,418,605	3,243,785
Point in time
Disaggregation of Revenue [Line Items]
Revenue	2,032,781	1,859,916	1,418,787
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	5,105,921	4,845,020	4,312,010
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 405,628	$ 433,501	$ 350,562